ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022		Sep. 30, 2024	Jul. 26, 2024	Mar. 31, 2021	Dec. 31, 2018
IFRSStatementLineItems [Line Items]
Accumulated deficit	$ 125,697,719		$ 142,523,180	$ 125,697,719						$ 109,000,000
Net loss			16,825,461	13,271,685	$ 5,431,045	[1]
Net cash used in operating activities			9,490,537	7,695,242	5,468,065
Cash	4,045,381		$ 826,848	$ 4,045,381	$ 2,700,724				$ 6,889,329
Initial public offering	2,500,000
Private placement	$ 11,400,000
Non-adjusting event [member]
IFRSStatementLineItems [Line Items]
Cash							$ 400,000	$ 300,000
Rate of cash burn/spend		$ 2,600,000

[1]	Refer to Note 2A and 18A